Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Common stock, shares issued	69,452,487	27,015,680	26,350,282
Common stock, shares outstanding	69,452,487	27,015,680	26,350,282